CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 119,058	¥ 85,901	¥ 71,353
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	13,330	5,121	7,663
Net change of defined benefit pension plans	4,759	(3,247)	(2,006)
Net change of foreign currency translation adjustments	50,979	(1,392)	(21,186)
Net change of unrealized gains (losses) on derivative instruments	268	(1,170)	(782)
Total other comprehensive income (loss)	69,336	(688)	(16,311)
Comprehensive Income	188,394	85,213	55,042
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	7,394	(849)	1,734
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	9,209	2,409	606
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 171,791	¥ 83,653	¥ 52,702